Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	E-Valuator Funds Trust
Entity Central Index Key	0001821505
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000229455 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Very Conservative(0%-15%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V V C X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)	$129	1.26%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Very Conservative (0%-15%) RMS (Class R4) Fund provides a diversified, asset management service for investors that are seeking to have 0% to 15% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Very Conservative (0%-15%) RMS Fund returned +5.31%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +4.00%. This performance was generated by investing approx. 9% of its assets in stocks with 91% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned -1.11% with a Standard Deviation of +4.66% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Bond categories. The primary reason these two categories generated the most positive returns was due to the anticipated weakening of the US currency, and domestic interest rates staying relatively high as compared to other currencies. Likewise, Emerging Markets performed well as a result of a weakening US Dollar.

DODLX | Dodge and Cox Global Bond Fund - Class 1 was responsible for contributing a +.52% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the strength of the foreign fixed income markets due to lowering of their interest rates, weakening of the US dollar, and relatively higher interest rates in the US.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.47% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.07% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.00% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)[1]	5.31%	2.40%	3.03%
Bloomberg Aggregate Bond Index	2.88%	-0.45%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 21,745,836
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 493.24
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$21,745,836
Total number of portfolio holdings as of the end of the reporting period	72
Total advisory fee paid	$49,324
Portfolio turnover rate as of the end of the reporting period	140%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Eaton Vance Total Return Bond ETF	8.6%
Vanguard Core Bond Fund, Admiral Shares	8.3%
Vanguard Intermediate-Term Bond ETF	8.3%
iShares CMBS ETF	7.9%
Vanguard Intermediate-Term Corporate Bond ETF	4.9%
iShares 7-10 Year Treasury Bond ETF	4.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.6%
Dodge & Cox Global Bond Fund - Class I	4.3%
iShares Investment Grade Systematic Bond ETF	4.0%
iShares Convertible Bond ETF	3.8%

C000222972 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Very Conservative (0%-15%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V V L X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 0% to 15% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Very Conservative (0%-15%) RMS Fund returned +5.72%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +4.13%. This performance was generated by investing approx. 9% of its assets in stocks with 91% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned -1.11% with a Standard Deviation of +4.66% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Bond categories. The primary reason these two categories generated the most positive returns was due to the anticipated weakening of the US currency, and domestic interest rates staying relatively high as compared to other currencies. Likewise, Emerging Markets performed well as a result of a weakening US Dollar.

DODLX | Dodge and Cox Global Bond Fund - Class 1 was responsible for contributing a +.52% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the strength of the foreign fixed income markets due to lowering of their interest rates, weakening of the US dollar, and relatively higher interest rates in the US.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.47% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class| 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.07% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.00% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)1	5.72%	2.77%	3.34%
Bloomberg Aggregate Bond Index	2.88%	-0.45%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 21,745,836
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 493.24
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$21,745,836
Total number of portfolio holdings as of the end of the reporting period	72
Total advisory fee paid	$49,324
Portfolio turnover rate as of the end of the reporting period	140%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Eaton Vance Total Return Bond ETF	8.6%
Vanguard Core Bond Fund, Admiral Shares	8.3%
Vanguard Intermediate-Term Bond ETF	8.3%
iShares CMBS ETF	7.9%
Vanguard Intermediate-Term Corporate Bond ETF	4.9%
iShares 7-10 Year Treasury Bond ETF	4.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.6%
Dodge & Cox Global Bond Fund - Class I	4.3%
iShares Investment Grade Systematic Bond ETF	4.0%
iShares Convertible Bond ETF	3.8%

C000229451 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative (15%-30%) RMS Fund
Class Name	CLASS R4
Trading Symbol	EVFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)	$127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative (15%-30%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 15% to 30% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Conservative (15%-30%) RMS Fund returned +7.38%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +5.06%. This performance was generated by investing approx. 21% of its assets in stocks with 79% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +-1.11% with a Standard Deviation of +4.66% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Bond categories. The primary reason these two categories generated the most positive returns was due to the anticipated weakening of the US currency, and domestic interest rates staying relatively high as compared to other currencies. Likewise, Emerging Markets performed well as a result of a weakening US Dollar.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.56% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

DODLX | Dodge and Cox Global Bond Fund - Class 1 was responsible for contributing a +.38% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the strength of the foreign fixed income markets due to lowering of their interest rates, weakening of the US dollar, and relatively higher interest rates in the US.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.06% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)[1]	7.38%	4.00%	4.68%
Bloomberg Aggregate Bond Index	2.88%	-0.45%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 49,536,837
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,765.40
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$49,536,837
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$176,540
Portfolio turnover rate as of the end of the reporting period	141%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Vanguard Intermediate-Term Bond ETF	6.9%
Eaton Vance Total Return Bond ETF	6.9%
Vanguard Core Bond Fund, Admiral Shares	6.7%
iShares CMBS ETF	6.7%
iShares 7-10 Year Treasury Bond ETF	4.2%
Dodge & Cox Global Bond Fund - Class I	3.9%
iShares Investment Grade Systematic Bond ETF	3.8%
Vanguard Intermediate-Term Corporate Bond ETF	3.8%
Eaton Vance Short Duration Income ETF	3.6%
American Funds Emerging Markets Bond Fund - Class F-3	3.5%

C000222968 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative (15%-30%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V C L X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative (15%-30%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 15% to 30% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Conservative (15%-30%) RMS Fund returned +7.74%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +5.20%. This performance was generated by investing approx. 21% of its assets in stocks with 79% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +-1.11% with a Standard Deviation of +4.66% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Bond categories. The primary reason these two categories generated the most positive returns was due to the anticipated weakening of the US currency, and domestic interest rates staying relatively high as compared to other currencies. Likewise, Emerging Markets performed well as a result of a weakening US Dollar.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.56% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

DODLX | Dodge and Cox Global Bond Fund - Class 1 was responsible for contributing a +.38% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the strength of the foreign fixed income markets due to lowering of their interest rates, weakening of the US dollar, and relatively higher interest rates in the US.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.06% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)[1]	7.74%	4.41%	5.02%
Bloomberg Aggregate Bond Index	2.88%	-0.45%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 49,536,837
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,765.40
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$49,536,837
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$176,540
Portfolio turnover rate as of the end of the reporting period	141%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Vanguard Intermediate-Term Bond ETF	6.9%
Eaton Vance Total Return Bond ETF	6.9%
Vanguard Core Bond Fund, Admiral Shares	6.7%
iShares CMBS ETF	6.7%
iShares 7-10 Year Treasury Bond ETF	4.2%
Dodge & Cox Global Bond Fund - Class I	3.9%
iShares Investment Grade Systematic Bond ETF	3.8%
Vanguard Intermediate-Term Corporate Bond ETF	3.8%
Eaton Vance Short Duration Income ETF	3.6%
American Funds Emerging Markets Bond Fund - Class F-3	3.5%

C000229452 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F T X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 30% to 50% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Conservative/Moderate (30%-50%) RMS Fund returned +9.11%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +6.67%. This performance was generated by investing approx. 40% of its assets in stocks with 60% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Large Cap Blend categories. The primary reason these two categories generated the most positively impactful returns was due to the lowering of interest rates on an international basis, weakening of the US dollar, and stimulated foreign equity markets due to lower interest rates.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.52% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

DGEIX | DFA Global Equity was responsible for contributing a +.34% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and lowering of international interest rates.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.05% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)[1]	9.11%	5.49%	5.76%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 32,844,728
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,149.34
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$32,844,728
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$114,934
Portfolio turnover rate as of the end of the reporting period	135%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Eaton Vance Total Return Bond ETF	5.9%
Vanguard Intermediate-Term Bond ETF	5.4%
Vanguard Core Bond Fund, Admiral Shares	5.0%
iShares CMBS ETF	4.9%
Vanguard Emerging Markets Bond Fund, Admiral Shares	3.7%
Dodge & Cox Global Bond Fund - Class I	3.0%
iShares 7-10 Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Corporate Bond ETF	2.9%
iShares Investment Grade Systematic Bond ETF	2.7%
iShares 10-20 Year Treasury Bond ETF	2.6%

C000222969 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V T T X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 30% to 50% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Conservative/Moderate (30%-50%) RMS Fund returned +9.46%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +6.72%. This performance was generated by investing approx. 40% of its assets in stocks with 60% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Large Cap Blend categories. The primary reason these two categories generated the most positively impactful returns was due to the lowering of interest rates on an international basis, weakening of the US dollar, and stimulated foreign equity markets due to lower interest rates.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.52% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

DGEIX | DFA Global Equity was responsible for contributing a +.34% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and lowering of international interest rates.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.05% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)[1]	9.46%	5.88%	6.03%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 32,844,728
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,149.34
Investment Company, Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$32,844,728
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$114,934
Portfolio turnover rate as of the end of the reporting period	135%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Eaton Vance Total Return Bond ETF	5.9%
Vanguard Intermediate-Term Bond ETF	5.4%
Vanguard Core Bond Fund, Admiral Shares	5.0%
iShares CMBS ETF	4.9%
Vanguard Emerging Markets Bond Fund, Admiral Shares	3.7%
Dodge & Cox Global Bond Fund - Class I	3.0%
iShares 7-10 Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Corporate Bond ETF	2.9%
iShares Investment Grade Systematic Bond ETF	2.7%
iShares 10-20 Year Treasury Bond ETF	2.6%

C000229454 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Moderate (50%-70%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F M X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)	$110	1.04%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Moderate (50%-70%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 50% to 70% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Moderate (50%-70%) RMS Fund returned +11.55%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +8.64%. This performance was generated by investing approx. 60% of its assets in stocks with 40% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Global Large Cap Blend and Global Large Cap Growth categories. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits this category enjoyed as a result of foreign interest rates being lowered, weaker US dollar, and continued performance of the US stock market, as indicated by the S&P 500 Index, a most commonly used domestic large cap stock index. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +.53% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.50%) while it posted a return of +15.01% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.44% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.50%) while it posted a return of +17.64% for this fiscal year.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.05% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10 , 000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)[1]	11.55%	7.33%	7.54%
S&P 500	17.60%	16.47%	15.30%

1	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 154,742,753
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,510.28
Investment Company, Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$154,742,753
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$551,028
Portfolio turnover rate as of the end of the reporting period	130%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	3.7%
SPDR Global Dow ETF	3.7%
Vanguard Core Bond Fund, Admiral Shares	3.5%
Vanguard Intermediate-Term Bond ETF	3.5%
iShares CMBS ETF	3.3%
Eaton Vance Total Return Bond ETF	3.2%
Vanguard U.S. Momentum Factor ETF	2.8%
Vanguard S&P 500 ETF	2.7%
Dodge & Cox Global Bond Fund - Class I	2.4%
Vanguard Growth ETF	2.2%

C000222971 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Moderate (50%-70%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V M L X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Moderate (50%-70%) RMS Fund (Service Class)provides a diversified, asset management service for investors that are seeking to have 50% to 70% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Moderate (50%-70%) RMS Fund returned +11.99%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +8.61%. This performance was generated by investing approx. 60% of its assets in stocks with 40% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Global Large Cap Blend and Global Large Cap Growth categories. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits this category enjoyed as a result of foreign interest rates being lowered, weaker US dollar, and continued performance of the US stock market, as indicated by the S&P 500 Index, a most commonly used domestic large cap stock index. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +.53% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.50%) while it posted a return of +15.01% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.44% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.50%) while it posted a return of +17.64% for this fiscal year.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.05% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)[1]	11.99%	7.74%	7.89%
S&P 500	17.60%	16.47%	15.30%

1	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 154,742,753
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,510.28
Investment Company, Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$154,742,753
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$551,028
Portfolio turnover rate as of the end of the reporting period	130%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	3.7%
SPDR Global Dow ETF	3.7%
Vanguard Core Bond Fund, Admiral Shares	3.5%
Vanguard Intermediate-Term Bond ETF	3.5%
iShares CMBS ETF	3.3%
Eaton Vance Total Return Bond ETF	3.2%
Vanguard U.S. Momentum Factor ETF	2.8%
Vanguard S&P 500 ETF	2.7%
Dodge & Cox Global Bond Fund - Class I	2.4%
Vanguard Growth ETF	2.2%

C000229453 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Growth (70%-85%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V G R X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Growth (70%-85%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 70% to 85% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Growth (70%-85%) RMS Fund returned +13.21%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +10.21%. This performance was generated by investing approx. 79% of its assets in stocks with 21% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Global Large Cap Blend category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of foreign interest rates declining, foreign dividend paying equities performing well, and the US stock market’s continued growth especially in technology stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +.70% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (4.65%) while it posted a return of +15.01% for this fiscal year.

TILIX | Nuveen Large Cap Growth Index, was responsible for contributing a +.51% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the allocation percentage into this investment (2.00%) while it posted a return of +24.49% for this fiscal year.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)[1]	13.21%	8.93%	8.97%
S&P 500	17.60%	16.47%	15.30%

1

Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 267,334,156
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 9,936.57
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$267,334,156
Total number of portfolio holdings as of the end of the reporting period	73
Total advisory fee paid	$993,657
Portfolio turnover rate as of the end of the reporting period	122%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

SPDR Global Dow ETF	5.0%
New Perspective Fund - Class R-6	4.9%
Vanguard U.S. Momentum Factor ETF	3.7%
Vanguard Total World Stock ETF	3.0%
Vanguard Mid-Cap Growth ETF	2.9%
Vanguard Growth ETF	2.8%
Fidelity High Dividend ETF	2.8%
WisdomTree U.S. LargeCap Fund	2.6%
Invesco S&P 100 Equal Weight ETF	2.6%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.6%

C000222970 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Growth (70%-85%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V G L X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Growth (70%-85%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 70% to 85% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Growth (70%-85%) RMS Fund returned +13.69%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +10.23%. This performance was generated by investing approx. 79% of its assets in stocks with 21% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Global Large Cap Blend category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of foreign interest rates declining, foreign dividend paying equities performing well, and the US stock market’s continued growth especially in technology stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +.70% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (4.65%) while it posted a return of +15.01% for this fiscal year.

TILIX | Nuveen Large Cap Growth Index, was responsible for contributing a +.51% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the allocation percentage into this investment (2.00%) while it posted a return of +24.49% for this fiscal year.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)[1]	13.69%	9.36%	9.32%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 267,334,156
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 9,936.57
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$267,334,156
Total number of portfolio holdings as of the end of the reporting period	73
Total advisory fee paid	$993,657
Portfolio turnover rate as of the end of the reporting period	122%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

SPDR Global Dow ETF	5.0%
New Perspective Fund - Class R-6	4.9%
Vanguard U.S. Momentum Factor ETF	3.7%
Vanguard Total World Stock ETF	3.0%
Vanguard Mid-Cap Growth ETF	2.9%
Vanguard Growth ETF	2.8%
Fidelity High Dividend ETF	2.8%
WisdomTree U.S. LargeCap Fund	2.6%
Invesco S&P 100 Equal Weight ETF	2.6%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.6%

C000229450 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Class Name	C L A S S R 4
Trading Symbol	E V F G X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 85% to 99% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the "RMS" in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Aggressive Growth (85%-99%) RMS Fund returned +14.62%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +11.67%. This performance was generated by investing approx. 91% of its assets in stocks with 9% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Commodities - Silver category and Global Large Cap Blend category. The primary reasons these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of a weakening US dollar, lowering of foreign interest rates, and inflationary concerns. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

SIVR | The Aberdeen Physical Silver Shares ETF, was responsible for contributing a +.92% to the overall return of this Fund's return for the year ending September 30, 2025. This performance was primarily driven by the allocation percentage into this investment (1.90%) while it posted a return of +48.15% for this fiscal year.

DGEIX | DFA Global Equity I, was responsible for contributing a +.75% to the overall return of this Fund's return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (5.00%) while it posted a return of +15.01% for this fiscal year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture "consumer staples" such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.02% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)[1]	14.62%	10.31%	9.62%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 224,845,330
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 7,780.31
Investment Company, Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$224,845,330
Total number of portfolio holdings as of the end of the reporting period	66
Total advisory fee paid	$778,031
Portfolio turnover rate as of the end of the reporting period	133%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

SPDR Global Dow ETF	6.3%
New Perspective Fund - Class R-6	6.1%
Vanguard Mid-Cap Growth ETF	3.8%
Vanguard Total World Stock ETF	3.2%
Vanguard U.S. Momentum Factor ETF	3.2%
Invesco Dorsey Wright Developed Markets Momentum ETF	3.2%
DFA U.S. Vector Equity Portfolio - Class Institutional	3.2%
Dimensional Global Equity Portfolio - Class Institutional	3.1%
WisdomTree U.S. Value Fund	2.9%
Vanguard S&P 500 ETF	2.8%

C000222967 [Member]
Shareholder Report [Line Items]
Fund Name	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Class Name	S E R V I C E C L A S S
Trading Symbol	E V A G X
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.
Additional Information Phone Number	888-507-2798
Additional Information Website	www.evaluatorfunds.com/resources
Expenses [Text Block]

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 85% to 99% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Aggressive Growth (85%-99%) RMS Fund returned +14.99%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +11.75%. This performance was generated by investing approx. 91% of its assets in stocks with 9% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Commodities - Silver category and Global Large Cap Blend category. The primary reasons these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of a weakening US dollar, lowering of foreign interest rates, and inflationary concerns. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

SIVR | The Aberdeen Physical Silver Shares ETF, was responsible for contributing a +.92% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the allocation percentage into this investment (1.90%) while it posted a return of +48.15% for this fiscal year.

DGEIX | DFA Global Equity I, was responsible for contributing a +.75% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (5.00%) while it posted a return of +15.01% for this fiscal year.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.02% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)[1]	14.99%	10.75%	9.99%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.evaluatorfunds.com for the most recent performance information.
Net Assets	$ 224,845,330
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 7,780.31
Investment Company, Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$224,845,330
Total number of portfolio holdings as of the end of the reporting period	66
Total advisory fee paid	$778,031
Portfolio turnover rate as of the end of the reporting period	133%

Holdings [Text Block]

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

SPDR Global Dow ETF	6.3%
New Perspective Fund - Class R-6	6.1%
Vanguard Mid-Cap Growth ETF	3.8%
Vanguard Total World Stock ETF	3.2%
Vanguard U.S. Momentum Factor ETF	3.2%
Invesco Dorsey Wright Developed Markets Momentum ETF	3.2%
DFA U.S. Vector Equity Portfolio - Class Institutional	3.2%
Dimensional Global Equity Portfolio - Class Institutional	3.1%
WisdomTree U.S. Value Fund	2.9%
Vanguard S&P 500 ETF	2.8%